Uncategorized Items
[dei_TradingSymbol]	GZDAX	GZDIX
[rr_AnnualFundOperatingExpensesTableTextBlock]
[rr_BarChartAndPerformanceTableHeading]			Performance Information
[rr_DistributionAndService12b1FeesOverAssets]				0.0025		0
[rr_ExpenseBreakpointDiscounts]			You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
[rr_ExpenseBreakpointMinimumInvestmentRequiredAmount]								50,000
[rr_ExpenseExampleHeading]			Example
[rr_ExpenseExampleNarrativeTextBlock]

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[rr_ExpenseExampleNoRedemptionNarrativeTextBlock]			You would pay the following expenses if you did not redeem your shares:
[rr_ExpenseExampleNoRedemptionTableTextBlock]
[rr_ExpenseExampleNoRedemptionYear01]									704	137
[rr_ExpenseExampleNoRedemptionYear03]									1,175	58
[rr_ExpenseExampleWithRedemptionTableTextBlock]
[rr_ExpenseExampleYear01]									802	137
[rr_ExpenseExampleYear03]									1,175	58
[rr_ExpenseHeading]			Fees and Expenses of the Fund
[rr_ExpenseNarrativeTextBlock]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Qualifying for A Reduction or Waiver of Class A Shares Sales Charge” beginning on page 20 of this Prospectus and in “Purchase, Exchange and Redemption of Shares” beginning on page 39 of the Fund’s Statement of Additional Information.

[rr_ExpensesOverAssets]				0.0235		0.021
[rr_FeeWaiverOrReimbursementOverAssets]				(0.0075)	[footnotevalspresso_S000047598ValspressoInvestment]	(0.0075)	[footnotevalspresso_S000047598ValspressoInvestment]
[rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination]			2017-01-31
[rr_ManagementFeesOverAssets]				0.009		0.009
[rr_MaximumDeferredSalesChargeOverOfferingPrice]				0		0
[rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice]				0.055	[footnotevalspresso_S000047598Ifyouinvest1million]	0
[rr_NetExpensesOverAssets]				0.016		0.0135
[rr_ObjectiveHeading]			Investment Objective
[rr_ObjectivePrimaryTextBlock]			The Fund’s objective is to seek long-term return while reducing market risk.
[rr_OperatingExpensesCaption]			Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
[rr_OtherExpensesNewFundBasedOnEstimates]			“Other Expenses” are based on estimated amounts for the Fund’s first fiscal year.
[rr_OtherExpensesOverAssets]				0.012	[footnotevalspresso_S000047598OtherExpensesarebase]	0.012	[footnotevalspresso_S000047598OtherExpensesarebase]
[rr_PerformanceAvailabilityPhone]			1-844-448-3886
[rr_PerformanceAvailabilityWebSiteAddress]			www.valspressofunds.com
[rr_PerformanceNarrativeTextBlock]

As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information is available on the Fund’s website at www.valspressofunds.com or by calling 1-844-448-3886.

[rr_PerformanceOneYearOrLess]			As of the date of this Prospectus, the Fund has not yet commenced operations.
[rr_PortfolioTurnoverHeading]			Portfolio Turnover
[rr_PortfolioTurnoverTextBlock]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover is not available.

[rr_RedemptionFeeOverRedemption]				(0.01)		0
[rr_RiskHeading]			Principal Risks of the Fund
[rr_RiskLoseMoney]			It is possible to lose money on an investment in the Fund.
[rr_RiskNarrativeTextBlock]

As with any mutual fund, there are risks to investing. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

Model and Data Risk. The Fund’s strategy relies heavily on proprietary quantitative models and software, information and data (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. The success of relying on such Models and Data may depend on the accuracy and reliability of historical information. All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is input correctly, “model prices” may differ substantially from market prices.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Management and Strategy Risk. Investment strategies employed by the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments. In addition,the Fund’s tactical asset allocation strategy may be unsuccessful and may cause the Fund to incur losses.

Risks Associated with American Depositary Receipts. ADRs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. As such, ADRs are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Cash Positions Risk. The Fund employs Green Zone Select™, a proprietary, programmatic risk-managed strategy that may tactically allocate the Fund’s assets to cash and/or cash equivalent securities during periods when certain quantitative market indicators signal that market volatility (downside risk) is high or is likely to increase. When the Fund’s investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested, and the Fund’s ability to achieve its investment objective may be affected.

Interest Rate Risk. The value of money market securities and short-term debt securities may fall when interest rates rise.

U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of the U.S. Government agencies and instrumentalities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated to do so. Certain government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States.

New Fund Risk. There is no performance history for investors of the Fund to evaluate, as the Fund is newly formed.

It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

[rr_RiskNotInsuredDepositoryInstitution]			Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
[rr_RiskReturnHeading]			SUMMARY SECTION Valspresso Green Zone Select™ Tactical Fund (the “Fund”)
[rr_ShareholderFeesCaption]			Shareholder Fees (fees paid directly from your investment)
[rr_ShareholderFeesTableTextBlock]
[rr_StrategyHeading]			Principal Investment Strategies of the Fund
[rr_StrategyNarrativeTextBlock]

The Fund pursues its investment objective by investing in common stocks of publicly-traded U.S. companies. The Fund may also invest in American Depositary Receipts (“ADRs”), cash and/or cash equivalent securities. The Fund employs Green Zone Select™, a proprietary, programmatic risk-managed stock selection and tactical asset allocation strategy. The Fund relies solely on Green Zone SelectTM in pursuing its investment objective.

Stock Selection. Green Zone Select’s™ programmatic stock selection process begins with fundamental analysis using a proprietary technology platform. On a daily basis, the system analyzes the financial statements of publicly-traded U.S. companies based on three questions:

1. Is the company profitable from its business?

2. Can the company pay its bills from cash on hand?

3. Is the company structured to reward investors?

Each of the above questions are answered daily by programmatically inspecting each public company’s financial statements filed with the Securities and Exchange Commission.

Question 1 inspects values such as net income and cash flow. If those values indicate the company is profitable, then question 1 is considered “passed,” otherwise it is considered “failed.”

Question 2 inspects values such as assets and liabilities. If those values indicate the company has sufficient liquidity, then question 2 is considered “passed,” otherwise it is considered “failed.”

Question 3 inspects values such as equity, debt, net income, cash flow and assets. If those values indicate healthy capital structure and sufficient return on equity, then question 3 is considered “passed,” otherwise it is considered “failed.”

Using the pass/fail status to the above three questions as input, on a daily basis, the software classifies each company at various points in time as:

[ ] “Green” (passed all three questions);

[ ] “Yellow” (failed one question); or

[ ] “Red” (failed two or more questions).

Instructed by proprietary rules-based software, Green Zone Select’s™ programmatic portfolio management system then selects a subset of “Green” companies, which pass all three questions. Factors for selecting the subset of “Green” companies to be included in the Fund’s portfolio include stocks that meet the following criteria:

o Traded on the major U.S. exchanges;

o Have at least 3 years of trading history; and

o Maintain positive momentum.

Momentum is measured by analyzing a company’s earnings history, stock price history and market expectation. Market expectation is measured using a patented process for objectively measuring market sentiment (expectation) in a stock’s price.

From the subset of companies selected per the criteria above, Green Zone Select’s™ programmatic portfolio management system constructs an initial portfolio and makes ongoing buy and sell decisions. If a held company no longer meets the above criteria, it is sold.

Green Zone Select’s™ stock selection process does not take into account market capitalization or sector. Considering that the classification rules are applied to all publicly-traded companies, the Fund’s holdings may include all capitalization stocks, diversified across sectors. However, because the majority of publicly-traded companies are small-to-mid capitalization companies, the Fund’s holdings will tend to be tilted toward small-to-mid capitalization stocks.

Tactical Asset Allocation. In addition to stock selection, Green Zone Select™ seeks to reduce market risk by tactically moving the Fund’s holdings from stocks to cash and/or cash equivalent securities. Tactical moves to cash and/or cash equivalent securities will occur during periods when certain quantitative market indicators signal that market volatility (downside risk) is high or is likely to increase. Conversely, Green Zone Select™ moves the Fund’s holdings back to stocks when indicators determine that market volatility likely would be low or tends to decrease. Under certain market conditions, the Fund may hold a substantial portion of its assets in cash and/or cash equivalent securities, such as money market securities, U.S. government obligations and short-term debt securities.